Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Severance Liability								$ 19.3
Impact of accelerated vesting on equity awards		$ 0.0	$ 6.8	$ 4.7		$ 7.3		7.7	[1]	$ 4.2	[1]	$ 0.0	[1]
Accounts Payable and Accrued Liabilities | Employee Severance
Remaining severance liability, expected to be paid in next 12 months		$ 23.2		23.2
Starz Business of Lions Gate Entertainment Corp
Severance Liability				1.5				1.6
Impact of accelerated vesting on equity awards	[1]			$ 0.3	[2]	$ 0.9	[2]	$ 1.4		$ 0.0		$ 0.0

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[2]	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.